Cash and cash equivalents (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents at beginning of period	$ 630,438	$ 514,669	$ 527,259
Repayment of borrowings	213,000	180,987	517,000
Other Income	32,048	17,827	15,202
Other cash and cash equivalents	(746)	(1,530)
Cash and cash equivalents at end of period	556,066	630,438	514,669
Non current Financial Liabilities [Member]
Cash and cash equivalents at beginning of period		(1,251,835)
Repayment of borrowings	213,000
Loans received	(376,039)
Other Income	0
Instrument coverage and non coverage	23,092
Currency translation difference	39,520
Other cash and cash equivalents	(1,704)
Cash and cash equivalents at end of period	(1,353,967)		(1,251,835)
Cash and cash equivalent [Member]
Cash and cash equivalents at beginning of period		630,438
Repayment of borrowings	0
Loans received	0
Other Income	(49,478)
Instrument coverage and non coverage	0
Currency translation difference	(24,894)
Other cash and cash equivalents	0
Cash and cash equivalents at end of period	556,066		630,438
Net Debt [Member]
Cash and cash equivalents at beginning of period		(245,508)
Repayment of borrowings	213,000
Loans received	(376,039)
Other Income	(118,629)
Instrument coverage and non coverage	42,500
Currency translation difference	14,626
Other cash and cash equivalents	(1,704)
Cash and cash equivalents at end of period	(471,755)		(245,508)
Other Current [Member]
Cash and cash equivalents at beginning of period		$ 375,889
Repayment of borrowings	0
Loans received	0
Other Income	(69,151)
Instrument coverage and non coverage	19,408
Currency translation difference	0
Other cash and cash equivalents	0
Cash and cash equivalents at end of period	$ 326,146		$ 375,889